Goodwill and Intangible Assets - Additional Information (Detail) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Nov. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Finite Lived Intangible Assets By Major Class [Line Items]
Capitalized patent costs, unissued		$ 196	$ 284
Amortization of Intangible Assets		666	81
Intangible assets current		43,621
Intangible assets recognized impairment charges		$ 91	$ 0
Exact Earth Acquisition [Member]
Finite Lived Intangible Assets By Major Class [Line Items]
Intangible assets current	$ 43,621
Trade Names [Member]
Finite Lived Intangible Assets By Major Class [Line Items]
Weighted average amortization period		4 years 10 months 24 days
Intangible assets current		$ 2,337
Developed Technology [Member]
Finite Lived Intangible Assets By Major Class [Line Items]
Weighted average amortization period		11 years 10 months 24 days
Intangible assets current		$ 13,790
FCC Licenses [Member]
Finite Lived Intangible Assets By Major Class [Line Items]
Weighted average amortization period		7 years 7 months 6 days
Backlog [Member]
Finite Lived Intangible Assets By Major Class [Line Items]
Weighted average amortization period		10 months 24 days
Intangible assets current		$ 3,229